Fair Value (Details) - Schedule of Reconciliation of Fair Values - Private Warrants [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Dec. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of Private Warrants	225,635	225,635	225,635	225,635
Exercise price, as adjusted for the Reverse Stock Split	$ 230	$ 230	$ 230	$ 230
Value of Common Stock on measurement date	$ 0.605	$ 0.69	$ 0.69	$ 1.75
Expected term (years)	11 months 15 days	1 year 5 months 15 days	1 year 5 months 15 days	2 years 5 months 15 days
Volatility				85.80%
Risk free rate				0.80%